Summary of Significant Accounting Policies (Accumulated Other Comprehensive Income (Loss) And Components) (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended			11 Months Ended			12 Months Ended
		Oct. 31, 2015		Oct. 31, 2014	Oct. 31, 2015		Oct. 31, 2014	Apr. 30, 2015		Apr. 30, 2014	May. 31, 2014		May. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance					$ (240.6)			$ 48.7		$ 90.0	$ 90.0
Other comprehensive income (loss)		$ 2.4		$ (81.9)	(61.6)		$ (138.8)	(289.3)		(17.8)	(41.3)		$ 128.1
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		(302.2)			(302.2)			(240.6)			48.7		90.0
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance					(211.5)			66.0		98.9	98.9
Other comprehensive income (loss)					(62.4)			(277.5)			(32.9)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		(273.9)			(273.9)			(211.5)			66.0		98.9
Funded Status Of Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	[2]				(16.3)	[1]		(7.4)		$ (8.9)	(8.9)
Other comprehensive income (loss)					0.2	[1]		(8.9)	[2]		1.5	[2]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		(16.1)	[1]		(16.1)	[1]		(16.3)	[1],[2]		(7.4)	[2]	(8.9)	[2]
Accumulated Other Comprehensive Income (Loss), Tax Provision (Benefit)								(4.6)			(2.5)		$ (2.8)
Derivative Instruments Unrealized Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	[3]				(12.8)	[4]		(9.9)
Other comprehensive income (loss)					0.6	[4]		(2.9)	[3]		(9.9)	[3]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance		$ (12.2)	[4]		$ (12.2)	[4]		(12.8)	[3],[4]		(9.9)	[3]
Accumulated Other Comprehensive Income (Loss), Tax Provision (Benefit)								$ (1.8)			$ (6.2)

[1]	Funded status of defined benefit pension plan is presented net of tax benefit of $4.6 million and $4.6 million as of October 31, 2015 and April 30, 2015, respectively.
[2]	Funded status of defined benefit pension plan is presented net of tax benefit of $4.6 million, $2.5 million and $2.8 million as of April 30, 2015, May 31, 2014 and 2013, respectively.
[3]	Derivative instruments unrealized gain (loss) is presented net of tax benefit of $1.8 million and $6.2 million as of April 30, 2015, and May 31, 2014, respectively.
[4]	Derivative instruments unrealized gain (loss) is presented net of tax benefit of $7.6 million and $8.0 million as of October 31, 2015 and April 30, 2015, respectively.